FHLB Advances and Other Borrowings (Scheduled Principal Payments On Long - Term Borrowings, Excluding The Capitalized Lease Obligation And Acquired Subordinated Debentures) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Long Term Debt Maturity [Line Items]
2013	$ 20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$ 82,276